Expenses - Schedule of Cost of Sales (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Expense By Nature [Abstract]
Impairment on Inventory	$ 9,545	$ 18,819